Restricted cash	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	Restricted cashRestricted cash as of June 30, 2023 primarily represents debt service reserve accounts that must be maintained as part of the terms and conditions of our Bank of Communications Financial Leasing (LR2s) sale and leaseback. The funds in these accounts will be released at the end of the lease term.